SUBMISSION
TYPE
DOCUMENT-COUNT 1
SROS	NONE
FILER
CIK	OOOO733O2O
CCC	brobi#2f
FILER
PERIOD		03/31/2008
DOCUMENT
TYPE	13F-HR
DESCRIPTION	FORM 13F Holdings Report
TEXT		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

		Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	March 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)	[ ] is a restatement
					[ ] adds a new holding entries.

Institutional Investment Manager Filing this Report:

Name:		A.R. Schmeidler & Co., Inc.
Address:	500 Fifth Avenue
		14th Floor
		New York, NY 10110

13-F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of the Reporting Manager:

Name:		Peter G. Kandel, Jr.
Title:		Vice President
Phone:		212-687-9800

Signature, Place, and Date of Signing:

Peter G. Kandel, Jr.	New York, New York	May 14, 2008
Report Type (Check only one.):
[x]	13F HOLDING REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUESTED BY THE SECURITIES EXCHANGE
ACT OF 1934.
PAGE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN Amro Cap Funding Tr V 5.9% PFD              00372p203      236    11865 SH       Sole                                      11865
BAC Capital Trust I 7.00% Cap  PFD              055187207      266    11000 SH       Sole                                      11000
Citigroup Capital VII 7.125% C PFD              17306n203      486    21925 SH       Sole                                      21925
Public Svc Co OK Sr Nt Ser B   PFD              744533605      620    24800 SH       Sole                                      24800
Royal Bank of Scotland H.P. FD PFD              780097879      878    36350 SH       Sole                                      36350
Owens Illinois 4.75% Conv Pfd  CONVPFD          690768502     1837    36737 SH       Sole                                      36737
A T & T Corp                   COM              00206R102    30761   803169 SH       Sole                                     803169
Abbott Laboratories            COM              002824100     9226   167290 SH       Sole                                     167290
Allegheny Technologies         COM              01741R102    18164   254540 SH       Sole                                     254540
American Int'l Group Inc       COM              026874107      313     7232 SH       Sole                                       7232
Amerigas Partners Inc          COM              030975106    10128   335935 SH       Sole                                     335935
Anadarko Petroleum Corp        COM              032511107    46718   741210 SH       Sole                                     741210
Apache Corp                    COM              037411105    35553   294266 SH       Sole                                     294266
Asyst Technologies Inc         COM              04648X107      867   247648 SH       Sole                                     247648
Bankamerica Corp               COM              060505104      653    17214 SH       Sole                                      17214
Barrick Gold Corp              COM              067901108    31816   732246 SH       Sole                                     732246
BHP Billiton                   COM              088606108    19033   289036 SH       Sole                                     289036
Boeing Company                 COM              097023105    11520   154905 SH       Sole                                     154905
BP P.L.C.                      COM              055622104      438     7230 SH       Sole                                       7230
Burlington Northern Santa Fe C COM              12189T104     4929    53444 SH       Sole                                      53444
Canadian National Railroad     COM              136375102     1232    25500 SH       Sole                                      25500
Caterpillar Inc                COM              149123101     2126    27160 SH       Sole                                      27160
Chesapeake Energy              COM              165167107    19937   432005 SH       Sole                                     432005
Chevron Texaco Corp            COM              166764100     1292    15134 SH       Sole                                      15134
Chubb Corp                     COM              171232101     2509    50715 SH       Sole                                      50715
Cleveland Cliffs Inc           COM              185896107    22171   185037 SH       Sole                                     185037
Colgate-Palmolive Co           COM              194162103      769     9875 SH       Sole                                       9875
Commercial Metals Co.          COM              201723103    31122  1038437 SH       Sole                                    1038437
Companhia Vale Do Rio Doce     COM              204412209    29875   862445 SH       Sole                                     862445
Con Edison Co Of NY            COM              209115104     1777    44762 SH       Sole                                      44762
ConocoPhillips                 COM              20825C104      277     3638 SH       Sole                                       3638
Crown Cork & Seal Co Inc       COM              228368106      604    24000 SH       Sole                                      24000
CSX Corp                       COM              126408103    12630   225255 SH       Sole                                     225255
Danaher Corp                   COM              235851102      587     7725 SH       Sole                                       7725
Deere & Co                     COM              244199105     3234    40200 SH       Sole                                      40200
Devon Energy Corp              COM              25179M103    62432   598413 SH       Sole                                     598413
Diageo Corp                    COM              25243Q205     2009    24704 SH       Sole                                      24704
DRS Technologies Inc           COM              23330X100    26292   451135 SH       Sole                                     451135
Duke Energy Corp               COM              26441C105     5106   286067 SH       Sole                                     286067
Energy Solutions, Inc.         COM              292756202     3453   150530 SH       Sole                                     150530
Enterprise Products Partners L COM              293792107    27166   914689 SH       Sole                                     914689
EOG Res Inc                    COM              26875P101      482     4019 SH       Sole                                       4019
Ericsson L M Telephone Co ADR  COM              294821608      371    18900 SH       Sole                                      18900
Exxon Mobil Corp               COM              30231G102     2476    29269 SH       Sole                                      29269
Freeport McMoran Copper & Gold COM              35671D857    39343   408890 SH       Sole                                     408890
General Dynamics Corp          COM              369550108    27543   330373 SH       Sole                                     330373
General Electric Co            COM              369604103    22946   620001 SH       Sole                                     620001
Goldcorp Inc.                  COM              380956409    35159   907325 SH       Sole                                     907325
Goldman Sachs Group Inc        COM              38141G104      483     2922 SH       Sole                                       2922
Hecla Mining Co                COM              422704106    26167  2344747 SH       Sole                                    2344747
Hess Corp                      COM              42809H107    27604   313040 SH       Sole                                     313040
HSBC Holdings PLC ADR          COM              404280406     5866    71273 SH       Sole                                      71273
Hugoton Royalty Trust          COM              444717102     1301    47185 SH       Sole                                      47185
Integrys Energy Group Inc      COM              45822p105    22949   492043 SH       Sole                                     492043
Intl Business Machines Corp    COM              459200101     1517    13174 SH       Sole                                      13174
Johnson & Johnson              COM              478160104      450     6932 SH       Sole                                       6932
Kinross Gold Corporation       COM              496902404    17096   773223 SH       Sole                                     773223
L 3 Communications Hldgs Inc   COM              502424104    12187   111464 SH       Sole                                     111464
Leucadia National Corp.        COM              527288104     1205    26653 SH       Sole                                      26653
Manitowoc Company, Inc         COM              563571108    11621   284840 SH       Sole                                     284840
Marathon Oil Corp              COM              565849106    13509   296243 SH       Sole                                     296243
MDU Resources Group Inc        COM              552690109     3548   144520 SH       Sole                                     144520
MEMC Electronic Materials      COM              552715104     3419    48225 SH       Sole                                      48225
Mesabi Trust                   COM              590672101      731    28750 SH       Sole                                      28750
Newmont Mining Corp            COM              651639106    27086   597935 SH       Sole                                     597935
Noble Energy                   COM              655044105      570     7832 SH       Sole                                       7832
Norfolk & Southern Corp        COM              655844108     1350    24855 SH       Sole                                      24855
Novartis AG-Sponsored ADR      COM              66987V109     2976    58095 SH       Sole                                      58095
Nucor Corp                     COM              670346105     4086    60318 SH       Sole                                      60318
Occidental Petroleum Corp      COM              674599105     4496    61446 SH       Sole                                      61446
Owens Illinois                 COM              690768403    13693   242661 SH       Sole                                     242661
Pan American Silver Corp       COM              697900108    11470   298930 SH       Sole                                     298930
Parker Hannifin Corp           COM              701094104    31918   460781 SH       Sole                                     460781
Pepsico Inc                    COM              713448108     1304    18058 SH       Sole                                      18058
Permian Basin Royalty Trust    COM              714236106    16088   726335 SH       Sole                                     726335
Petroleo Bras Petrobras NV Spo COM              71654V408    31613   309600 SH       Sole                                     309600
Rambus Inc. Del                COM              750917106    16030   687691 SH       Sole                                     687691
San Juan Basin Royalty Tr      COM              798241105     1163    31225 SH       Sole                                      31225
South Jersey Industries        COM              838518108      855    24350 SH       Sole                                      24350
Southern Co                    COM              842587107     5862   164625 SH       Sole                                     164625
Southern Copper Corp.          COM              84265V105     1996    19227 SH       Sole                                      19227
Spectra Energy Corp            COM              847560109     2929   128731 SH       Sole                                     128731
Steel Dynamics                 COM              858119100    21493   650520 SH       Sole                                     650520
Tenaris ADR                    COM              88031M109    24561   492690 SH       Sole                                     492690
Transocean Sedco Forex Inc     COM              g90073100     4890    36168 SH       Sole                                      36168
Unilever NV New York Shs       COM              904784709      422    12514 SH       Sole                                      12514
Union Pacific Corp             COM              907818108     9189    73289 SH       Sole                                      73289
United Technologies            COM              913017109     1534    22297 SH       Sole                                      22297
USX-U S Steel Group            COM              912909108    51130   403009 SH       Sole                                     403009
Valero Energy                  COM              91913Y100     4996   101725 SH       Sole                                     101725
Weingarten Realty SBI          COM              948741103      635    18434 SH       Sole                                      18434
Wells Fargo & Co               COM              949746101     1309    44993 SH       Sole                                      44993
Xcel Energy Inc                COM              98389B100     4889   245058 SH       Sole                                     245058
XTO Energy Inc                 COM              98385X106    39021   630792 SH       Sole                                     630792
Zimmer Holdings Inc            COM              98956P102     1154    14825 SH       Sole                                      14825